Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade and other receivables	€ 16,901	€ 16,551
Expected credit loss rate (as a percent)	14.10%	12.40%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 19,686	€ 18,889
Accumulated impairment
Trade and other receivables
Trade and other receivables	(2,785)	(2,338)
Plenitude customers
Trade and other receivables
Trade and other receivables	€ 2,286	€ 2,439
Expected credit loss rate (as a percent)	20.10%	18.60%
Plenitude customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 2,092	€ 2,270
Expected credit loss rate (as a percent)	3.40%	3.10%
Plenitude customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 94	€ 110
Expected credit loss rate (as a percent)	28.80%	26.70%
Plenitude customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 20	€ 15
Expected credit loss rate (as a percent)	69.20%	71.70%
Plenitude customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 46	€ 32
Expected credit loss rate (as a percent)	68.30%	70.40%
Plenitude customers | Over 12 months
Trade and other receivables
Trade and other receivables	€ 34	€ 12
Expected credit loss rate (as a percent)	90.30%	96.50%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 2,860	€ 2,995
Plenitude customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	2,166	2,342
Plenitude customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	132	150
Plenitude customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	65	53
Plenitude customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	145	108
Plenitude customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	352	342
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(574)	(556)
Plenitude customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(74)	(72)
Plenitude customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(38)	(40)
Plenitude customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(45)	(38)
Plenitude customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(99)	(76)
Plenitude customers | Accumulated impairment | Over 12 months
Trade and other receivables
Trade and other receivables	(318)	(330)
Plenitude customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	2,093	1,929
Plenitude customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,573	1,477
Plenitude customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	114	107
Plenitude customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	60	45
Plenitude customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	127	93
Plenitude customers | Retail customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	219	207
Plenitude customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	639	907
Plenitude customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	470	716
Plenitude customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	16	39
Plenitude customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	4	7
Plenitude customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	17	11
Plenitude customers | Middle customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	132	134
Plenitude customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	128	159
Plenitude customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	123	149
Plenitude customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	2	4
Plenitude customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	1	1
Plenitude customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	1	4
Plenitude customers | Other customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	€ 1	€ 1